TAX MATTERS	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]

20) TAX MATTERS

a) Income tax

The reconciliation between the income tax expense that would result in applying the statutory tax rate and the income tax expense recorded is as follow:

	Thousands of U.S. dollars
	For the year ended December 31,
	2016(*)	2017	2018
Profit/(loss) before income tax	8,564	(1,035)	33,900
Income tax applying the statutory tax rate	(2,484)	310	(12,899)
Permanent differences	(13,655)	(12,635)	(5,052)
Adjustments due to international tax rates	11,526	(445)	540
Tax credits	791	1,112	2,297
Branches income tax	(1,385)	(875)	1,700
Total income tax expense	(5,207)	(12,533)	(13,414)

(*) Exclude discontinued operations - Marocco.

Permanent differences in 2018 are mainly related to non-deductible expenses in Brazil, Spain and Mexico.

The breakdown of the Atento Group’s income tax expense is as follow:

	Thousands of U.S. dollars
	For the year ended December 31,
	2016(*)	2017	2018
Current tax expense	(22,852)	(20,175)	(24,426)
Deferred tax	17,645	7,642	11,012
Total income tax expense	(5,207)	(12,533)	(13,414)

Exclude discontinued operations Marocco(*)

b) Deferred tax assets and liabilities

Details of deferred tax assets and liabilities at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2017	2018
Deferred tax assets
Tax loss carryforwards	29,663	23,414
Tax credits	5,381	3,935
Deferred tax assets from temporary differences
Litigations provisions	27,286	23,709
Financial costs	47,973	41,504
Fixed Assets	6,229	6,312
Others	14,710	26,288

Total deferred tax assets	131,243	125,163

Deferred tax liabilities
Intangible assets - PPA	(29,663)	(26,376)
Others	(14,188)	(3,845)

Total deferred tax liabilities	(43,851)	(30,221)

The deferred tax not recognized as of December 31, 2018 is 39,869 thousand of U.S dollars.

The temporary differences associated with investments in the Atento’s subsidiaries, for which a deferred tax liability has not been recognized, aggregate to 3,917 thousands of U.S. dollar. Atento has determined that the undistributed profits of its subsidiaries, joint venture or associate will not be distributed in the foreseeable future.

The breakdown and balances of deferred tax assets and deferred tax liabilities at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	Balance at 12/31/2016	Income Statement		Equity		Acquisition of Business Combinations	Others (**)	Translation differences	Balance at 12/31/2017
		Increases	Decreases	Increases	Decreases

DEFERRED TAX ASSETS	118,342	37,723	(35,215)	-	-	2,366	(570)	8,680	131,326
Unused tax losses (*)	16,954	17,671	(7,560)	-	-	714	(570)	2,454	29,663
Unused tax credits	3,694	2,171	(815)	-	-	-	-	331	5,381
Deferred tax assets (temporary differences)	97,694	17,881	(26,840)	-	-	1,652	-	5,895	96,282
DEFERRED TAX LIABILITIES	(45,597)	(1,888)	7,022	-	403	(2,688)	-	(1,194)	(43,942)
Deferred tax liabilities (temporary differences)	(45,597)	(1,888)	7,022	-	403	(2,688)	-	(1,194)	(43,942)

(*) Tax credits for loss carryforwards.
(**) Refer to the use of tax losses for the purpose discharge debts of Withholding Tax (Imposto de Renda Retido na Fonte - “IRRF”), Social Integration Program (Programa de Integração Social - “PIS”), Social Security Contribution (Contribuição para Financiamento da Seguridade Social - “COFINS”), and Social Contribution Tax on Profits (Contribuição Social sobre o Lucro Líquido - “CSLL”), according to the Special Tax Regularization Program (Programa Especial de Regularização Tributária - “PERT”). This compensation was made with liability balances and therefore did not affect the income tax expense for the period.

	Thousands of U.S. dollars
	Balance at 12/31/2017	Income Statement		Equity		Acquisition of Business Combinations	Others (**)	Translation differences	Balance at 12/31/2018
		Increases	Decreases	Increases	Decreases

DEFERRED TAX ASSETS	131,326	19,324	(14,537)	-	-	-	-	(10,950)	125,163
Unused tax losses (*)	29,663	2,246	(1,557)	-	-	-	-	(6,938)	23,414
Unused tax credits	5,381	310	(72)	-	-	-	-	(1,684)	3,935
Deferred tax assets (temporary differences)	96,282	16,768	(12,908)	-	-	-	-	(2,327)	97,815
DEFERRED TAX LIABILITIES	(43,942)	(569)	6,794	-	-	-	-	7,496	(30,221)
Deferred tax liabilities (temporary differences)	(43,942)	(569)	6,794	-	-	-	-	7,496	(30,221)

(*) Tax credits for loss carryforwards.
(**) Refer to the use of tax losses for the purpose discharge debts of Withholding Tax (Imposto de Renda Retido na Fonte - “IRRF”), Social Integration Program (Programa de Integração Social - “PIS”), Social Security Contribution (Contribuição para Financiamento da Seguridade Social - “COFINS”), and Social Contribution Tax on Profits (Contribuição Social sobre o Lucro Líquido - “CSLL”), according to the Special Tax Regularization Program (Programa Especial de Regularização Tributária - “PERT”). This compensation was made with liability balances and therefore did not affect the income tax expense for the period.

As a result of the business combination of Nova Interfile Holding Ltda described in Note 5b, the Company recognized deferred tax assets amounting to 2,366 thousand U.S. dollars and deferred tax liabilities of 2,688 thousand U.S. dollars due to the difference between the tax value of the customer base and the fair value allocated in the business combination.

There is not estimation of distribute future dividends until this report date. Dividends distribution must be subject to Board approval, and will depend on the Company’s future earnings, cash flow, financial condition, financial covenants and other relevant factors. There are no income tax consequences attached to the payment of dividends in either 2018 or 2017 by the Company to its shareholders.

The following table presents the schedule for the reversal of recognized and unrecognized deferred tax assets and liabilities in the statement of financial position based on the best estimates available at the respective estimation dates:

	Thousands of U.S. dollars
2017	2018	2019	2020	2021	2022	2023	Subsequent years	Total
Tax losses	2,431	4,849	5,368	1,800	749	2,713	11,753	29,663
Deductible temporary differences	12,578	14,018	14,401	15,065	15,066	8,075	17,079	96,282
Tax credits for deductions	1,266	1,266	1,266	1,266	317	-	-	5,381
Total deferred tax assets	16,275	20,133	21,035	18,131	16,133	10,788	28,831	131,326
Total deferred tax liabilities	4,436	4,436	4,436	4,436	4,436	4,436	17,326	43,942

	Thousands of U.S. dollars
2018	2019	2020	2021	2022	2023	2024	Subsequent years	Total
Tax losses	12,804	9,365	1,245	-	-	-	-	23,414
Deductible temporary differences	14,390	15,801	18,152	24,736	24,736	-	-	97,815
Tax credits for deductions	1,220	842	581	401	276	191	426	3,935
Total deferred tax assets	28,414	26,008	19,978	25,137	25,012	191	426	125,164
Total deferred tax liabilities	(236)	2,684	4,696	6,082	7,038	7,697	2,260	30,221

c) Taxes receivables/payables

Details of taxes receivables and payables at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	As of December 31,
Receivables	2017	2018
Non-current
Indirect taxes	7,282	6,061
Current
Indirect taxes	4,764	11,956
Other taxes	7,308	8,019
	12,072	19,975
Income tax	21,969	26,421
Total	41,323	52,457

	Thousands of U.S. dollars
	As of December 31,
Payables	2017	2018

Non-current
Social security	1,025	3,145
Current
Indirect taxes	28,024	28,188
Other taxes	58,142	50,323
	86,166	78,511
Income tax	8,058	10,615
Total	95,249	92,271